Summary of significant accounting policies (Property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2017
Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful live of plant and equipment	unit of production based upon estimated proven and probable reserves
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful live of plant and equipment	3 – 30 years over straight line basis
Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful live of plant and equipment	3 – 10 years over straight line basis